SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade creditors	$ 7,073,251	$ 5,133,782	$ 4,406,299
Accrued expenses	898,376	997,752	514,112
Total	$ 7,971,627	$ 6,131,534	$ 4,920,411